Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 11,680
2026	3,586
2027	0
2028	0
2029	0
2030 and thereafter	0
Total	$ 15,266	$ 27,984